John Hancock
Diversified Strategies Fund
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Shares	Value
Affiliated investment companies (A) 2.7%		$273,846
(Cost $284,937)
Fixed income 2.7%		273,846

Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	29,573	273,846
Unaffiliated investment companies 6.8%		$701,156
(Cost $702,487)
Exchange-traded funds 6.8%		701,156
iShares JP Morgan USD Emerging Markets Bond ETF	1,850	185,924
iShares Short-Term Corporate Bond ETF	9,600	515,232

	Contracts/Notional amount	Value
Purchased options 2.8%		$287,268
(Cost $377,729)
Calls 0.3%		27,310
Exchange Traded Option on DAX Index (Expiration Date: 12-18-20; Strike Price: EUR 13,400.00; Notional Amount: 20) (C)	4	2,389
Exchange Traded Option on Nikkei 225 Index (Expiration Date: 12-11-20; Strike Price: JPY 23,500.00; Notional Amount: 1,000) (C)	1	2,330
Exchange Traded Option on Nikkei 225 Index (Expiration Date: 12-11-20; Strike Price: JPY 24,000.00; Notional Amount: 1,000) (C)	1	1,701
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-18-20; Strike Price: $3,200.00; Notional Amount: 200) (C)	2	20,890
Puts 2.5%		259,958
Exchange Traded Option on DAX Index (Expiration Date: 12-18-20; Strike Price: EUR 13,000.00; Notional Amount: 20) (C)	4	51,604
Exchange Traded Option on EURO STOXX 50 Index (Expiration Date: 5-15-20; Strike Price: EUR 2,700; Notional Amount: 140) (C)	14	3,122
Exchange Traded Option on Nikkei 225 Index (Expiration Date: 12-11-20; Strike Price: JPY 22,500.00; Notional Amount: 1,000) (C)(D)	1	29,438
Exchange Traded Option on Nikkei 225 Index (Expiration Date: 12-11-20; Strike Price: JPY 23,500.00; Notional Amount: 1,000) (C)	1	35,308
Over the Counter Option on the EUR vs. AUD (Expiration Date: 5-8-20; Strike Price: EUR 1.62; Counterparty: Merril Lynch International) (C)(E)	2,000,000	22
Over the Counter Option on the EUR vs. JPY (Expiration Date: 7-7-20; Strike Price: EUR 116.00; Counterparty: Standard Chartered Bank, London) (C)(E)	2,000,000	20,727
Over the Counter Option on the EUR vs. NOK (Expiration Date: 5-8-20; Strike Price: EUR 10.10; Counterparty: UBS Securities LLC) (C)(E)	2,000,000	2
Over the Counter Option on the EUR vs. NOK (Expiration Date: 11-18-20; Strike Price: EUR 10.00; Counterparty: Goldman Sachs & Company LLC) (C)(E)	2,000,000	4,331
Over the Counter Option on the EUR vs. NOK (Expiration Date: 5-8-20; Strike Price: EUR 10.30; Counterparty: JPMorgan Chase Bank N.A.) (C)(E)	2,000,000	2
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-18-20; Strike Price: EUR 1.06; Counterparty: Goldman Sachs Bank, U.S.A.) (C)(E)	4,000,000	39,551
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-18-20; Strike Price: EUR 1.10; Counterparty: JPMorgan Chase Bank N.A.) (C)(E)	2,000,000	43,295
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-4-21; Strike Price: EUR 1.08; Counterparty: Bank of America, N.A.) (C)(E)	2,000,000	32,556

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 84.2%				$8,647,566
(Cost $8,644,884)
Commercial paper 79.3%				8,145,698
Apple, Inc.	0.350	05-22-20	400,000	399,976
BASF SE	0.750	05-22-20	600,000	599,332
CAFCO LLC	0.450	05-26-20	475,000	474,925
2	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
Cummins, Inc.	0.820	06-08-20	475,000	$474,856
Emerson Electric Company	0.500	05-21-20	100,000	99,960
Emerson Electric Company	1.020	06-02-20	375,000	374,704
EssilorLuxottica SA	0.400	06-23-20	300,000	299,869
Henkel of America, Inc.	1.400	07-07-20	275,000	274,830
Hershey Foods Corp.	0.750	06-10-20	300,000	299,902
John Deere Capital Corp.	1.000	06-11-20	475,000	474,857
Loreal USA, Inc.	1.550	06-05-20	475,000	474,691
Merck & Company, Inc.	0.700	07-08-20	475,000	474,290
MUFG Bank, Ltd.	0.900	06-29-20	475,000	474,573
Old Line Funding LLC	0.900	09-03-20	475,000	474,086
One Gas, Inc.	0.550	05-06-20	475,000	474,993
Pfizer, Inc.	1.600	05-14-20	475,000	474,981
Philip Morris International	0.070	05-06-20	475,000	474,996
Philip Morris International	0.350	05-04-20	150,000	149,999
Swedbank AB	1.050	05-01-20	475,000	474,999
Wal-Mart Stores, Inc.	0.400	06-08-20	425,000	424,879

	Yield (%)	Shares	Value
Short-term funds 4.9%			501,868

State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2162(F)	501,868	501,868

Total investments (Cost $10,010,037) 96.5%	$9,909,836
Other assets and liabilities, net 3.5%	362,839
Total net assets 100.0%	$10,272,675

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone

Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing security.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 4-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	40	Long	Jun 2020	$5,011,643	$5,019,375	$7,732
DAX Index Futures	1	Long	Jun 2020	233,336	297,277	63,941
Euro STOXX 600 Utilities Index Futures	7	Long	Jun 2020	117,411	121,469	4,058
Nikkei 225 Index Futures (Chicago Mercantile Exchange)	1	Long	Jun 2020	99,054	100,250	1,196
Nikkei 225 Index Futures (Osaka Exchange)	1	Long	Jun 2020	176,961	186,367	9,406
S&P 500 Index E-Mini Futures	8	Long	Jun 2020	1,167,107	1,160,500	(6,607)
S&P 500 Index E-Mini Technology Sector Index Futures	1	Long	Jun 2020	88,303	92,030	3,727
Dow Jones E-Mini Industrial Average Index Futures	7	Short	Jun 2020	(82,093)	(84,805)	(2,712)
Euro STOXX 50 Index Futures	8	Short	Jun 2020	(235,114)	(253,097)	(17,983)
Euro STOXX 600 Index Futures	7	Short	Jun 2020	(125,720)	(129,371)	(3,651)
MSCI Emerging Markets Index Futures	2	Short	Jun 2020	(91,945)	(90,590)	1,355
Russell 2000 E-Mini Micro Index Futures	17	Short	Jun 2020	(111,813)	(111,070)	743
						$61,205
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,673,088	EUR	1,000,000	JPM	5/8/2020	—	$(5,628)
AUD	415,638	EUR	250,000	RBC	5/12/2020	—	(3,140)
AUD	415,626	EUR	250,000	SSB	5/12/2020	—	(3,147)
CAD	625,000	NOK	4,639,447	BARC	5/12/2020	—	(3,853)
CAD	1,396,322	USD	1,000,000	CITI	5/12/2020	$3,141	—
EUR	1,750,000	AUD	3,021,839	JPM	5/12/2020	—	(51,255)
EUR	250,000	AUD	432,058	SCB	5/12/2020	—	(7,562)
EUR	400,000	GBP	349,052	BOA	5/12/2020	—	(1,248)
EUR	500,000	JPY	58,392,500	SCB	5/12/2020	3,834	—
EUR	500,000	NOK	5,723,253	MSCS	5/8/2020	—	(10,692)
EUR	750,000	NOK	8,581,361	BARC	5/12/2020	—	(15,655)
EUR	750,000	NOK	8,587,900	JPM	5/12/2020	—	(16,294)
EUR	1,250,000	NOK	14,415,287	MSCS	5/12/2020	—	(37,124)
EUR	1,250,000	USD	1,359,164	BOA	5/12/2020	10,811	—
EUR	500,000	USD	542,550	MSCS	5/12/2020	5,440	—
EUR	400,000	USD	433,798	UBS	5/12/2020	4,593	—
EUR	2,910,000	USD	3,295,363	SSB	11/17/2020	—	(92,605)
GBP	348,536	EUR	400,000	MSCS	5/12/2020	598	—
GBP	300,000	USD	374,267	JPM	5/12/2020	3,590	—
JPY	57,999,585	EUR	500,000	SSB	5/12/2020	—	(7,495)
JPY	53,499,385	USD	500,000	GSI	5/12/2020	—	(1,442)
NOK	3,382,098	AUD	500,000	MSCS	5/12/2020	4,301	—
NOK	4,604,387	CAD	625,000	MSCS	5/12/2020	431	—
NOK	5,776,448	EUR	500,000	UBS	5/8/2020	15,884	—
NOK	11,280,411	EUR	1,000,000	BARC	5/12/2020	5,119	—
NOK	11,472,682	EUR	1,000,000	MSCS	5/12/2020	23,887	—
NOK	8,559,488	EUR	750,000	UBS	5/12/2020	13,520	—
NZD	527,871	AUD	500,000	SCB	5/12/2020	—	(2,032)
USD	500,000	CAD	701,423	JPM	5/12/2020	—	(3,914)
USD	500,000	CAD	709,109	SSB	5/12/2020	—	(9,436)
USD	540,776	EUR	500,000	BOA	5/12/2020	—	(7,214)
USD	273,933	EUR	250,000	GSI	5/12/2020	—	(62)
USD	544,385	EUR	500,000	HUS	5/12/2020	—	(3,604)
USD	432,564	EUR	400,000	JPM	5/12/2020	—	(5,828)
4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,307,486	EUR	2,910,000	SSB	11/17/2020	$104,728	—
USD	377,011	GBP	300,000	SSB	5/12/2020	—	$(846)
USD	2,500,000	HKD	19,386,064	GSI	5/12/2020	—	(411)
USD	500,000	ILS	1,748,395	CITI	5/12/2020	—	(1,622)
						$199,877	$(292,109)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	DAX Index	EUR	13,000.00	Dec 2020	8	40	$14,459	$(7,277)
Exchange-traded	S&P 500 Index	USD	3,400.00	Sep 2020	1	100	10,937	(1,690)
Exchange-traded	S&P 500 Index	USD	3,300.00	Dec 2020	1	100	15,718	(6,865)
							$41,114	$(15,832)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro versus Australian Dollar	BOA	EUR	1.67	May 2020	2,000,000	$16,492	$(20,352)
Euro versus Norwegian Krone	UBS	EUR	11.00	May 2020	2,000,000	6,321	(46,041)
						$22,813	$(66,393)
Puts
Euro versus Australian Dollar	MLI	EUR	1.59	May 2020	2,000,000	$7,258	$(2)
Euro versus Japanese Yen	SCB	EUR	110.00	Jul 2020	2,000,000	11,997	(4,964)
Euro versus Norwegian Krone	JPM	EUR	10.10	May 2020	2,000,000	5,281	(2)
Euro versus Norwegian Krone	UBS	EUR	9.85	May 2020	2,000,000	9,148	(2)
Euro versus Norwegian Krone	GSI	EUR	9.70	Nov 2020	2,000,000	15,084	(1,920)
Euro versus U.S. Dollar	GSI	EUR	1.10	Dec 2020	2,000,000	66,846	(43,295)
Euro versus U.S. Dollar	BOA	EUR	1.05	Feb 2021	2,000,000	43,065	(20,823)
						$158,679	$(71,008)
						$181,492	$(137,401)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
6	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Affiliated investment companies	$273,846	$273,846	—	—
Unaffiliated investment companies	701,156	701,156	—	—
Purchased options	287,268	82,036	$175,794	$29,438
Short-term investments	8,647,566	501,868	8,145,698	—
Total investments in securities	$9,909,836	$1,558,906	$8,321,492	$29,438
Derivatives:
Assets
Futures	$92,158	$92,158	—	—
Forward foreign currency contracts	199,877	—	$199,877	—
Liabilities
Futures	(30,953)	(30,953)	—	—
Forward foreign currency contracts	(292,109)	—	(292,109)	—
Written options	(153,233)	(15,832)	(137,401)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	29,573	$284,081	$15,203	$(4,758)	$99	$(20,779)	$10,821	—	$273,846
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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